RETIREMENT BENEFITS - Assumptions Used (Details)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
U.S. Pension Plans
Plan Assumptions - At year end
Discount rate (as a percent)	4.00%				4.75%				4.00%	4.75%
Expected return on assets (as a percent)	7.00%				7.00%				7.00%	7.00%
Plan Assumptions - During the year
Discount rate (as a percent)	4.25%	4.25%	4.55%	4.75%	4.80%	4.75%	4.20%	3.90%
Expected return on assets (as a percent)									7.00%	7.00%
U.S. Qualified Pension Plan | Minimum | Grandfathered employees in frozen plans
Plan Assumptions - At year end
Future compensation increase rate (as a percent)	3.00%								3.00%
U.S. Qualified Pension Plan | Maximum | Grandfathered employees in frozen plans
Plan Assumptions - At year end
Future compensation increase rate (as a percent)	4.00%								4.00%
U.S. Nonqualified Pension Plan
Plan Assumptions - At year end
Discount rate (as a percent)	3.90%				4.75%				3.90%	4.75%
Plan Assumptions - During the year
Discount rate (as a percent)									4.75%	3.90%
Non - U.S. Pension Plans
Plan Assumptions - At year end
Expected return on assets (as a percent)	5.08%				5.68%				5.08%	5.68%
Non - U.S. Pension Plans | Minimum
Plan Assumptions - At year end
Discount rate (as a percent)	1.00%				1.60%				1.00%	1.60%
Future compensation increase rate (as a percent)	1.00%				1.00%				1.00%	1.00%
Expected return on assets (as a percent)	1.30%				1.20%				1.30%	1.20%
Plan Assumptions - During the year
Discount rate (as a percent)									1.60%	1.50%
Future compensation increase rate (as a percent)									1.00%	1.20%
Expected return on assets (as a percent)									1.20%	0.90%
Non - U.S. Pension Plans | Maximum
Plan Assumptions - At year end
Discount rate (as a percent)	32.50%				29.25%				32.50%	29.25%
Future compensation increase rate (as a percent)	30.00%				26.00%				30.00%	26.00%
Expected return on assets (as a percent)	11.50%				11.50%				11.50%	11.50%
Plan Assumptions - During the year
Discount rate (as a percent)									29.25%	28.00%
Future compensation increase rate (as a percent)									26.00%	26.00%
Expected return on assets (as a percent)									11.50%	11.50%
Non - U.S. Pension Plans | Weighted Average
Plan Assumptions - At year end
Discount rate (as a percent)	4.74%				5.60%				4.74%	5.60%
Future compensation increase rate (as a percent)	3.27%				3.40%				3.27%	3.40%
Plan Assumptions - During the year
Discount rate (as a percent)									5.60%	5.24%
Future compensation increase rate (as a percent)									3.40%	3.93%
Expected return on assets (as a percent)									5.68%	5.76%
U.S. Postretirement Benefit Plans
Plan Assumptions - At year end
Discount rate (as a percent)	3.80%				4.35%				3.80%	4.35%
Plan Assumptions - During the year
Discount rate (as a percent)	4.00%	3.95%	4.15%	4.35%	4.30%	4.40%	3.60%	3.60%
Non-U.S. Postretirement Benefit Plans
Plan Assumptions - At year end
Expected return on assets (as a percent)	8.51%				8.50%				8.51%	8.50%
Non-U.S. Postretirement Benefit Plans | Minimum
Plan Assumptions - At year end
Discount rate (as a percent)	2.25%				3.50%				2.25%	3.50%
Expected return on assets (as a percent)	8.50%				8.50%				8.50%	8.50%
Plan Assumptions - During the year
Discount rate (as a percent)									3.50%	3.50%
Expected return on assets (as a percent)									8.50%	8.50%
Non-U.S. Postretirement Benefit Plans | Maximum
Plan Assumptions - At year end
Discount rate (as a percent)	12.00%				11.90%				12.00%	11.90%
Expected return on assets (as a percent)	10.40%				8.90%				10.40%	8.90%
Plan Assumptions - During the year
Discount rate (as a percent)									11.90%	10.00%
Expected return on assets (as a percent)									8.90%	9.60%
Non-U.S. Postretirement Benefit Plans | Weighted Average
Plan Assumptions - At year end
Discount rate (as a percent)	7.50%				8.65%				7.50%	8.65%
Plan Assumptions - During the year
Discount rate (as a percent)									8.65%	7.46%
Expected return on assets (as a percent)									8.50%	8.50%
U.S. pension and postretirement benefit plans
Plan Assumptions - At year end
Expected return on assets (as a percent)	7.00%				7.00%				7.00%	7.00%	7.00%
Plan Assumptions - During the year
Expected return on assets (as a percent)									7.00%	7.00%	7.50%